The Advisors’ Inner Circle Fund III

SOUTHERNSUN

SMALL CAP FUND

JUNE 30, 2025

(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 96.3%
	Shares	Value
CONSUMER DISCRETIONARY — 20.2%
Boot Barn Holdings *	90,901	$13,816,952
Dorman Products *	101,372	12,435,303
Modine Manufacturing *	94,460	9,304,310
Murphy USA	25,559	10,397,401
Thor Industries	53,698	4,768,920
		50,722,886

CONSUMER STAPLES — 9.3%
Boston Beer, Cl A *	31,517	6,013,759
Darling Ingredients *	456,149	17,306,293
		23,320,052

FINANCIALS — 4.7%
Live Oak Bancshares	399,745	11,912,401

HEALTH CARE — 5.6%
US Physical Therapy	178,806	13,982,629

INDUSTRIALS — 28.4%
AGCO	125,350	12,931,106
Armstrong World Industries	60,630	9,848,737
Brink's	172,479	15,400,650
Dycom Industries *	26,660	6,515,438
Enerpac Tool Group, Cl A	219,041	8,884,303
MSA Safety	49,276	8,255,208
Timken	132,028	9,578,631
		71,414,073

INFORMATION TECHNOLOGY — 15.8%
Advanced Energy Industries	87,458	11,588,185
Belden	110,854	12,836,893
Crane NXT	117,494	6,332,927

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

SMALL CAP FUND

JUNE 30, 2025

(UNAUDITED)

COMMON STOCK** — (continued)
	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Extreme Networks *	498,649	$8,950,749
		39,708,754

MATERIALS — 12.3%
Ingevity *	181,041	7,801,057
Louisiana-Pacific	152,500	13,113,475
Stepan	180,773	9,866,590
		30,781,122

TOTAL COMMON STOCK
(Cost $217,245,455)		241,841,917

TOTAL INVESTMENTS— 96.3%
(Cost $217,245,455)		$241,841,917

Percentages are based on Net Assets of $251,170,143.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

U.S. EQUITY FUND

JUNE 30, 2025

(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.0%
	Shares	Value
CONSUMER DISCRETIONARY — 18.1%
Boot Barn Holdings *	16,256	$2,470,912
Floor & Decor Holdings, Cl A *	19,357	1,470,358
Modine Manufacturing *	17,806	1,753,891
Murphy USA	4,878	1,984,370
Thor Industries	10,551	937,034
		8,616,565

CONSUMER STAPLES — 9.1%
Boston Beer, Cl A *	6,129	1,169,474
Darling Ingredients *	82,553	3,132,061
		4,301,535

HEALTH CARE — 5.6%
US Physical Therapy	34,003	2,659,035

INDUSTRIALS — 50.3%
AGCO	20,976	2,163,884
API Group *	55,918	2,854,614
Armstrong World Industries	11,395	1,851,004
Brink's	27,271	2,435,028
Broadridge Financial Solutions	13,331	3,239,833
Dycom Industries *	4,042	987,825
Generac Holdings *	17,076	2,445,454
MSA Safety	8,070	1,351,967
Timken	23,106	1,676,340
Trex *	17,301	940,828
Valmont Industries	6,721	2,194,877
Watsco	4,007	1,769,571
		23,911,225

INFORMATION TECHNOLOGY — 6.9%
Belden	19,992	2,315,074

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

U.S. EQUITY FUND

JUNE 30, 2025

(UNAUDITED)

COMMON STOCK** — (continued)
	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Crane NXT	17,450	$940,555
		3,255,629

MATERIALS — 8.0%
Ingevity *	34,961	1,506,469
Louisiana-Pacific	26,643	2,291,032
		3,797,501

TOTAL COMMON STOCK
(Cost $39,138,087)		46,541,490

TOTAL INVESTMENTS— 98.0%
(Cost $39,138,087)		$46,541,490

Percentages are based on Net Assets of $47,513,255.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

SAM-QH-001-0900